Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Payables

in CHF thousands	2024	2023
Trade payables	679	410
Social security	1,177	918
Other payables	3	—
Balance at December 31	1,859	1,328
Trade payables are denominated in the following currencies:

in CHF thousands	2024	2023
CHF	361	227
EUR	187	161
USD	76	22
GBP	55	—
Balance at December 31	679	410